Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 364,121	$ 266,869	$ 5,249
Accounts receivable	70,903	127,747	400
Receivable from merchant processor	206,734	206,734
Due from Affiliate		346,610
Other current asset	3,767
Inventory	717,656	149,946
TOTAL CURRENT ASSETS	1,363,181	1,097,906	5,649
Intangible assets, net	12,775,350	4,622,267
Excess purchase price over net liabilities acquired	1,660,999	1,271,718
Right of use asset	657,549	115,859
Fixed assets, net	67,850	81,839	24,344
Deposit	91,213	61,138	3,920
TOTAL ASSETS	16,616,142	7,250,727	33,913
CURRENT LIABILITIES
Accounts payable and accrued expenses	4,124,237	1,700,653	219,137
Income taxes payable
Accrued taxes	782,874	784,168
Settlement payable	311,363	352,272
Notes payable, net of debt discount of $445,139 and $480,108	2,191,860	1,016,892	150,000
Notes payable - related party, net of debt discount of $97,753 and $234,667	139,914		11,705
Deferred Rent			4,900
Lease liability	295,639	40,217
Derivative liability	558,160	306,762
Acquisition liability	2,202,695	908,469
TOTAL CURRENT LIABILITIES	10,606,742	5,109,433	385,742
Lease liability - long term	362,532	76,264
Acquisition liability - long term	442,617	442,617
TOTAL LIABILITIES	11,411,891	5,628,314	385,742
COMMITMENTS AND CONTINGENCIES – Note 8
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 15,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.0001 par value, 200,000,000 shares authorized, 53,635,054 and 40,961,054 shares issued and outstanding	5,364	4,096	4,088
Additional paid in capital	24,017,404	17,387,684	2,425,275
Accumulated deficit	(18,818,517)	(15,241,762)	(2,681,192)
Stock subscription receivable			(100,000)
TOTAL STOCKHOLDERS' EQUITY	5,204,251	2,150,018	(351,829)
NON-CONTROLLING INTEREST		(527,605)
TOTAL STOCKHOLDERS' EQUITY	5,204,251	1,622,413	(351,829)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 16,616,142	$ 7,250,727	$ 33,913